Victory RS Partners Fund Expense Example - ClassA ClassR ClassY [Member] - Victory RS Partners Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 703
Expense Example, with Redemption, 3 Years	972
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	2,084
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	716
Expense Example, with Redemption, 5 Years	1,287
Expense Example, with Redemption, 10 Years	2,839
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,204
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	$ 1,251